iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .1%
Verbund AG ............................ 23,810 $ 1,598,386
a
Belgium  —  0 .4%
Argenx SE
(a)
............................ 16,014 13,386,639
a
Brazil  —  0 .3%
NU Holdings Ltd. , Class A
(a)
.................. 263,723 3,462,683
Rede D'Or Sao Luiz SA
(b)
................... 241,732 1,630,219
Telefonica Brasil SA ....................... 479,190 3,212,617
8,305,519
a
Canada  —  1 .5%
Agnico Eagle Mines Ltd. .................... 8,841 1,625,515
CGI, Inc. .............................. 125,981 8,798,064
Constellation Software, Inc. .................. 9,322 19,087,093
Descartes Systems Group, Inc. (The)
(a)
.......... 59,844 4,416,298
Dollarama, Inc. .......................... 23,877 3,053,360
Franco-Nevada Corp. ...................... 13,204 3,058,666
Loblaw Companies Ltd. .................... 223,258 9,986,814
50,025,810
a
Chile  —  0 .2%
Latam Airlines Group SA .................... 159,576,834 4,320,931
Plaza SA .............................. 383,126 1,670,182
5,991,113
a
China  —  6 .2%
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 24,600 1,083,269
Agricultural Bank of China Ltd. , Class H .......... 12,262,406 9,031,512
Bank of China Ltd. , Class H .................. 35,901,638 23,865,703
Bank of Communications Co. Ltd. , Class H ....... 5,249,000 4,893,101
BeOne Medicines Ltd. , Class H
(a)
.............. 178,500 4,016,117
BYD Co. Ltd. , Class A ...................... 116,400 1,654,383
Cambricon Technologies Corp. Ltd. , Class A ....... 24,865 4,815,726
CGN Power Co. Ltd. , Class H
(b)
............... 6,692,000 2,648,145
China CITIC Bank Corp. Ltd. , Class H ........... 5,169,000 4,809,049
China Coal Energy Co. Ltd. , Class H ............ 1,226,000 1,979,089
China Construction Bank Corp. , Class H ......... 11,669,000 12,643,515
China Merchants Port Holdings Co. Ltd. ......... 874,000 1,717,036
China Petroleum & Chemical Corp. , Class H ...... 13,440,000 7,408,547
China Shenhua Energy Co. Ltd. , Class H ......... 1,112,500 6,395,559
China Tower Corp. Ltd. , Class H
(b)
.............. 2,939,664 3,719,312
China Yangtze Power Co. Ltd. , Class A .......... 911,500 3,738,803
Contemporary Amperex Technology Co. Ltd. , Class A 77,400 4,855,858
Eoptolink Technology, Inc. Ltd. , Class A .......... 30,500 3,165,703
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 403,516 2,864,963
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 189,000 3,895,011
Huaneng Power International, Inc. , Class H ....... 2,782,000 2,580,920
Hygon Information Technology Co. Ltd. , Class A .... 92,141 4,011,593
Industrial & Commercial Bank of China Ltd. , Class H . 11,704,000 9,911,594
J&T Global Express Ltd.
(a)
................... 1,558,600 1,795,883
JD Logistics, Inc.
(a) (b)
....................... 1,156,400 1,902,672
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 253,500 1,881,106
Kunlun Energy Co. Ltd. ..................... 2,708,000 2,474,101
Kweichow Moutai Co. Ltd. , Class A ............. 43,100 8,442,708
NAURA Technology Group Co. Ltd. , Class A ....... 28,400 2,646,266
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 567,400 3,096,699
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 5,181,867 3,424,732
PetroChina Co. Ltd. , Class H ................. 6,894,000 9,583,645
PICC Property & Casualty Co. Ltd. , Class H ....... 4,576,000 8,492,979
Pop Mart International Group Ltd.
(b) (c)
............ 123,635 2,724,932
Security Shares Value
a
China (continued)
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 5,754,856 $ 3,684,672
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 32,100 1,890,442
Suzhou TFC Optical Communication Co. Ltd. , Class A 31,300 2,096,299
Tencent Holdings Ltd. ...................... 138,900 7,546,655
Tongcheng Travel Holdings Ltd.
(c)
.............. 807,600 1,458,970
Tsingtao Brewery Co. Ltd. , Class H ............. 250,000 1,588,062
Wuliangye Yibin Co. Ltd. , Class A .............. 161,200 2,022,544
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 1,018,600 3,648,085
Zhongji Innolight Co. Ltd. , Class A ............. 34,000 5,795,920
ZTO Express Cayman, Inc. .................. 104,427 2,299,707
204,201,587
a
Finland  —  0 .8%
Elisa OYJ .............................. 94,682 4,541,172
Neste OYJ ............................. 180,223 5,919,572
Nokia OYJ ............................. 868,710 12,759,420
Sampo OYJ , Class A ...................... 396,348 4,183,275
27,403,439
a
France  —  1 .3%
Danone SA ............................. 23,869 1,697,085
Dassault Systemes SE ..................... 199,934 4,386,434
Getlink SE ............................. 167,439 3,663,843
Orange SA ............................. 1,241,390 25,964,408
STMicroelectronics N.V. .................... 96,719 6,618,765
42,330,535
a
Germany  —  0 .9%
Deutsche Telekom AG , Registered ............. 520,377 17,471,698
SAP SE ............................... 46,879 8,480,148
Scout24 SE
(b)
........................... 46,499 3,910,819
29,862,665
a
Greece  —  0 .1%
Hellenic Telecommunications Organization SA
(c)
.... 95,284 2,021,633
a
Hong Kong  —  1 .2%
BOC Hong Kong Holdings Ltd. ................ 1,061,500 6,486,118
CLP Holdings Ltd. ........................ 1,003,754 9,795,032
HKT Trust & HKT Ltd. , Class SS ............... 2,221,000 3,429,175
Hong Kong & China Gas Co. Ltd. .............. 6,371,579 5,825,352
MTR Corp. Ltd.
(c)
......................... 1,025,500 4,126,335
Power Assets Holdings Ltd. .................. 776,000 5,950,586
Sino Land Co. Ltd. ........................ 1,944,000 2,929,501
Swire Pacific Ltd. , Class A ................... 180,000 1,873,152
40,415,251
a
Hungary  —  0 .1%
OTP Bank Nyrt .......................... 29,690 4,076,596
a
India  —  4 .1%
Adani Enterprises Ltd. ..................... 88,883 2,746,462
Adani Power Ltd.
(a)
........................ 2,020,772 5,176,037
Apollo Hospitals Enterprise Ltd. ............... 33,279 2,863,334
Asian Paints Ltd. ......................... 250,200 7,039,127
Bharti Airtel Ltd. .......................... 918,953 17,680,888
Cipla Ltd. .............................. 110,227 1,625,095
Divi's Laboratories Ltd. ..................... 24,767 1,737,543
Eicher Motors Ltd. ........................ 45,964 3,470,761
Eternal Ltd.
(a)
............................ 1,597,695 4,210,709
FSN E-Commerce Ventures Ltd.
(a)
............. 798,156 2,195,396
GMR Airports Ltd.
(a)
....................... 1,648,857 1,741,578
HCL Technologies Ltd. ..................... 584,369 7,300,793
HDFC Bank Ltd. ......................... 317,939 2,492,318
Indian Hotels Co. Ltd. (The) , Class A ............ 585,333 4,030,717

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Indian Oil Corp. Ltd. ....................... 1,258,547 $ 1,857,003
Indus Towers Ltd.
(a)
....................... 360,645 1,678,593
Infosys Ltd. ............................. 184,490 2,258,878
Jio Financial Services Ltd. ................... 1,298,494 3,265,424
JSW Steel Ltd. .......................... 231,183 3,109,839
LTM Ltd.
(b)
............................. 43,035 1,844,687
Maruti Suzuki India Ltd. .................... 37,726 5,209,712
MRF Ltd. .............................. 1,370 1,779,054
Nestle India Ltd. ......................... 168,001 2,513,826
Persistent Systems Ltd. .................... 67,739 3,708,677
Pidilite Industries Ltd. ...................... 191,054 2,984,610
Sun Pharmaceutical Industries Ltd. ............. 244,253 4,622,698
Tata Consultancy Services Ltd. ............... 453,823 10,795,973
Tech Mahindra Ltd. ....................... 216,173 3,381,890
Titan Co. Ltd. ........................... 98,804 4,234,554
Torrent Pharmaceuticals Ltd. ................. 65,401 3,036,534
Trent Ltd. .............................. 71,921 3,195,357
UltraTech Cement Ltd. ..................... 44,385 5,362,054
WAAREE Energies Ltd. .................... 57,429 1,897,511
Wipro Ltd. .............................. 1,201,345 2,594,143
Wipro Ltd. , ADR
(c)
........................ 317,776 749,951
134,391,726
a
Indonesia  —  0 .2%
Bank Central Asia Tbk PT ................... 18,094,400 5,781,949
a
Ireland  —  0 .1%
Ryanair Holdings PLC ..................... 64,514 1,883,161
a
Israel  —  0 .8%
Bank Hapoalim BM ....................... 457,678 11,734,984
Check Point Software Technologies Ltd.
(a)
........ 53,105 7,171,830
Mizrahi Tefahot Bank Ltd. ................... 43,982 3,370,051
Tower Semiconductor Ltd.
(a)
.................. 16,865 4,784,868
27,061,733
a
Italy  —  0 .3%
Eni SpA ............................... 402,552 10,531,986
a
Japan  —  9 .4%
Aeon Co. Ltd. ........................... 170,800 1,492,281
ANA Holdings, Inc. ........................ 100,100 1,874,802
Astellas Pharma, Inc. ...................... 728,300 10,373,815
Canon, Inc. ............................. 533,100 14,177,483
Central Japan Railway Co. .................. 498,700 10,907,845
Chubu Electric Power Co., Inc. ................ 350,900 6,442,587
East Japan Railway Co. .................... 637,000 13,567,646
FUJIFILM Holdings Corp. ................... 325,500 6,766,964
Fujitsu Ltd. ............................. 553,800 11,795,985
Hankyu Hanshin Holdings, Inc. ................ 128,500 3,778,391
Inpex Corp. ............................. 287,400 6,462,614
KDDI Corp. ............................. 1,931,000 33,194,729
Keyence Corp. .......................... 29,000 14,573,512
Kirin Holdings Co. Ltd. ..................... 194,100 3,303,386
Kyocera Corp. ........................... 778,400 17,019,743
NEC Corp. ............................. 243,300 6,306,309
Nomura Research Institute Ltd. ............... 250,390 8,021,049
NTT, Inc. .............................. 19,916,300 18,686,032
Obic Co. Ltd. ............................ 209,600 5,281,120
Oriental Land Co. Ltd. ..................... 531,900 7,649,063
Osaka Gas Co. Ltd. ....................... 225,900 7,591,286
Otsuka Corp. ........................... 142,600 2,591,875
Otsuka Holdings Co. Ltd. ................... 192,600 14,150,322
Pan Pacific International Holdings Corp. ......... 726,400 3,990,920
Secom Co. Ltd. .......................... 265,300 10,577,685
Security Shares Value
a
Japan (continued)
Shionogi & Co. Ltd. ....................... 362,600 $ 6,819,717
SoftBank Corp. .......................... 19,029,800 25,710,486
Suntory Beverage & Food Ltd. ................ 80,500 2,174,459
Takeda Pharmaceutical Co. Ltd. ............... 546,200 17,435,288
Toho Co. Ltd. ........................... 361,100 2,786,500
Tokyo Gas Co. Ltd. ....................... 107,800 4,309,773
West Japan Railway Co. .................... 272,600 4,496,212
Yokogawa Electric Corp. .................... 146,300 4,592,165
308,902,044
a
Kuwait  —  0 .2%
Kuwait Finance House KSCP ................. 843,627 2,125,848
National Bank of Kuwait SAKP ................ 1,639,770 4,505,459
6,631,307
a
Malaysia  —  0 .3%
Hong Leong Bank Bhd ..................... 330,500 1,739,873
IHH Healthcare Bhd
(c)
...................... 1,179,600 2,681,278
Malayan Banking Bhd
(c)
..................... 1,285,700 3,450,355
Petronas Gas Bhd
(c)
....................... 575,200 2,480,686
10,352,192
a
Mexico  —  0 .2%
America Movil SAB de CV , Series B ............ 3,927,663 4,979,525
a
Netherlands  —  0 .8%
ASML Holding N.V. ....................... 5,113 8,267,378
Koninklijke Ahold Delhaize N.V. ............... 138,354 5,836,973
Koninklijke KPN N.V. ...................... 2,516,573 13,109,184
27,213,535
a
New Zealand  —  0 .1%
Infratil Ltd. ............................. 420,036 3,952,879
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 110,153 4,063,544
a
Philippines  —  0 .1%
BDO Unibank, Inc. ........................ 966,959 1,789,207
International Container Terminal Services, Inc. ..... 119,900 1,464,997
3,254,204
a
Portugal  —  0 .1%
Jeronimo Martins SGPS SA .................. 74,979 1,588,192
a
Qatar  —  0 .2%
Industries Qatar QSC ...................... 515,230 1,734,265
Qatar National Bank QPSC .................. 899,620 4,393,206
6,127,471
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 809 8
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —
Polyus PJSC
(a) (d)
......................... 535,230 7
15
a
Saudi Arabia  —  0 .9%
Dr Sulaiman Al Habib Medical Services Group Co. .. 28,502 1,654,249
Elm Co. ............................... 15,911 2,908,636
Saudi Arabian Oil Co.
(b)
..................... 1,764,847 12,862,375
Saudi Telecom Co. ........................ 1,066,725 12,518,938
29,944,198
a
Singapore  —  1 .0%
DBS Group Holdings Ltd. ................... 171,540 8,449,691
Singapore Exchange Ltd. ................... 155,900 2,672,695
Singapore Technologies Engineering Ltd. ......... 564,500 5,037,320

iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Singapore (continued)
Singapore Telecommunications Ltd. ............ 4,910,000 $ 16,707,454
32,867,160
a
South Korea  —  0 .6%
Samsung Biologics Co. Ltd.
(a) (b)
............... 4,500 4,070,006
SK hynix, Inc. ........................... 10,304 16,043,404
20,113,410
a
Spain  —  0 .5%
Aena SME SA
(b)
.......................... 317,703 9,218,505
Cellnex Telecom SA
(b)
...................... 57,327 1,918,314
Iberdrola SA ............................ 105,884 2,403,761
Indra Sistemas SA ........................ 49,866 3,315,887
16,856,467
a
Sweden  —  0 .1%
Telia Co. AB ............................ 563,639 3,022,362
a
Switzerland  —  1 .7%
Chocoladefabriken Lindt & Spruengli AG , Registered . 58 7,096,278
Nestle SA , Registered ..................... 39,985 4,057,037
Novartis AG , Registered .................... 190,361 28,632,207
Swisscom AG , Registered ................... 17,152 14,681,119
54,466,641
a
Taiwan  —  4 .4%
Accton Technology Corp. ................... 77,000 5,891,604
Advantech Co. Ltd. ....................... 321,959 5,060,931
ASPEED Technology, Inc. ................... 9,000 5,356,273
Chang Hwa Commercial Bank Ltd. ............. 4,614,292 2,981,623
Chunghwa Telecom Co. Ltd. ................. 2,484,000 10,866,630
Delta Electronics, Inc. ...................... 68,000 5,217,386
E.Sun Financial Holding Co. Ltd. .............. 9,433,960 9,320,875
Far EasTone Telecommunications Co. Ltd. ........ 1,158,000 3,503,854
First Financial Holding Co. Ltd. ................ 7,490,010 6,566,177
Hua Nan Financial Holdings Co. Ltd. ............ 6,020,193 5,861,547
Mega Financial Holding Co. Ltd. ............... 3,819,905 4,875,831
Novatek Microelectronics Corp. ............... 378,000 5,753,503
PharmaEssentia Corp. ..................... 140,507 4,184,212
Realtek Semiconductor Corp. ................ 163,000 3,004,402
SinoPac Financial Holdings Co. Ltd. ............ 3,502,696 3,354,521
Taiwan Business Bank ..................... 4,495,987 2,331,625
Taiwan Cooperative Financial Holding Co. Ltd. ..... 7,273,155 5,316,507
Taiwan Mobile Co. Ltd. ..................... 1,126,000 4,007,885
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 542,000 40,154,219
United Microelectronics Corp. ................ 2,584,000 11,633,035
145,242,640
a
Thailand  —  0 .3%
Advanced Info Service PCL , NVDR ............. 636,300 6,892,089
Airports of Thailand PCL , NVDR
(c)
.............. 1,604,400 2,715,684
Bumrungrad Hospital PCL , NVDR ............. 295,800 1,631,425
11,239,198
a
Turkey  —  0 .1%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 529,791 4,389,720
a
United Arab Emirates  —  0 .4%
Emirates NBD Bank PJSC ................... 781,834 5,921,051
Emirates Telecommunications Group Co. PJSC .... 1,303,882 6,420,827
12,341,878
a
United Kingdom  —  0 .6%
Compass Group PLC ...................... 83,881 2,690,086
Halma PLC ............................. 238,311 14,979,730
Security Shares Value
a
United Kingdom (continued)
Sage Group PLC (The) ..................... 254,343 $ 2,877,202
20,547,018
a
United States  —  58 .3%
Abbott Laboratories ....................... 142,241 12,175,830
AbbVie, Inc. ............................ 62,403 13,586,381
Accenture PLC , Class A .................... 43,427 8,123,889
Adobe, Inc.
(a)
............................ 51,925 13,459,479
Advanced Micro Devices, Inc.
(a)
............... 4,903 2,530,438
Allstate Corp. (The) ....................... 13,223 2,725,128
Alnylam Pharmaceuticals, Inc.
(a)
............... 6,026 1,819,731
Alphabet, Inc. , Class C , NVS ................. 23,043 8,674,077
Altria Group, Inc. ......................... 26,435 1,839,347
Ameren Corp. ........................... 37,463 4,044,880
American Electric Power Co., Inc. .............. 41,186 5,217,031
American Water Works Co., Inc. ............... 82,607 10,182,965
Amgen, Inc. ............................ 28,750 9,682,713
Amphenol Corp. , Class A ................... 97,011 14,431,356
Analog Devices, Inc. ....................... 12,808 5,300,591
Aon PLC , Class A ........................ 30,041 9,494,758
Apple, Inc. ............................. 42,884 13,382,381
Applied Materials, Inc. ..................... 16,974 7,639,318
AppLovin Corp. , Class A
(a)
................... 6,043 3,704,903
Arch Capital Group Ltd.
(a)
................... 154,893 13,838,141
AT&T, Inc. .............................. 1,138,673 28,239,090
Atmos Energy Corp. ....................... 64,984 10,990,744
Autodesk, Inc.
(a)
.......................... 86,776 20,072,157
AutoZone, Inc.
(a)
......................... 4,606 13,519,485
Becton Dickinson & Co. .................... 11,861 1,744,990
Berkshire Hathaway, Inc. , Class B
(a)
............ 71,233 33,798,634
Boston Scientific Corp.
(a)
.................... 54,026 2,609,996
Bristol-Myers Squibb Co. .................... 51,494 2,944,427
Broadcom, Inc. .......................... 24,487 10,940,057
Brown & Brown, Inc. ....................... 73,661 4,143,431
Cadence Design Systems, Inc.
(a)
.............. 11,784 4,418,175
Cardinal Health, Inc. ....................... 46,474 9,146,083
Cboe Global Markets, Inc. ................... 69,500 23,182,420
Cencora, Inc. ........................... 122,677 33,044,277
Centene Corp.
(a)
......................... 98,863 5,892,235
CenterPoint Energy, Inc. .................... 42,133 1,780,541
CF Industries Holdings, Inc. .................. 92,169 10,355,187
CH Robinson Worldwide, Inc. ................ 26,054 4,654,547
Cheniere Energy, Inc. ...................... 28,720 6,457,979
Chevron Corp. ........................... 14,748 2,690,920
Chubb Ltd. ............................. 94,561 29,477,501
Church & Dwight Co., Inc. ................... 156,844 14,998,992
Ciena Corp.
(a)
........................... 8,197 4,756,145
Cigna Group (The) ........................ 23,026 6,387,412
Cisco Systems, Inc. ....................... 425,256 51,209,328
Cloudflare, Inc. , Class A
(a)
................... 26,245 6,346,566
CME Group, Inc. , Class A ................... 68,713 18,795,754
CMS Energy Corp. ........................ 96,442 6,998,796
Coca-Cola Co. (The) ...................... 306,712 24,233,315
Cognizant Technology Solutions Corp. , Class A ..... 103,824 5,788,707
Colgate-Palmolive Co. ..................... 170,176 15,337,963
Consolidated Edison, Inc. ................... 243,522 25,723,229
Corning, Inc. ............................ 32,892 5,958,715
Corteva, Inc. ............................ 64,896 5,080,059
Costco Wholesale Corp. .................... 15,178 14,515,025
Crowdstrike Holdings, Inc. , Class A
(a)
............ 8,817 6,445,227
Dollar General Corp. ...................... 45,517 5,034,635
Duke Energy Corp. ....................... 322,668 39,601,044
Edwards Lifesciences Corp.
(a)
................ 53,123 4,593,546
Electronic Arts, Inc. ....................... 82,673 16,676,798
Elevance Health, Inc. ...................... 40,071 15,755,517

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Eli Lilly & Co. ........................... 5,167 $ 5,709,535
Erie Indemnity Co. , Class A , NVS .............. 11,546 2,460,106
Exelon Corp. ............................ 36,079 1,646,646
Expand Energy Corp. ...................... 81,734 7,599,627
Exxon Mobil Corp. ........................ 200,194 29,080,180
F5, Inc.
(a)
.............................. 37,531 14,391,262
Fair Isaac Corp.
(a)
......................... 4,112 5,142,426
First Solar, Inc.
(a)
......................... 15,503 4,756,165
FirstEnergy Corp. ........................ 74,960 3,477,394
Fortinet, Inc.
(a)
........................... 69,791 9,629,064
Gen Digital, Inc. .......................... 234,216 6,040,431
General Dynamics Corp. .................... 19,895 6,899,984
General Mills, Inc. ........................ 204,740 6,922,259
Gilead Sciences, Inc. ...................... 130,523 17,546,207
HCA Healthcare, Inc. ...................... 12,035 4,555,729
Hershey Co. (The) ........................ 63,154 12,253,771
Incyte Corp.
(a)
........................... 112,487 10,881,992
International Business Machines Corp. .......... 79,624 23,712,027
Johnson & Johnson ....................... 203,713 45,902,650
Keurig Dr Pepper, Inc. ..................... 333,532 10,015,966
Kroger Co. (The) ......................... 364,838 22,674,682
L3Harris Technologies, Inc. .................. 8,750 2,757,825
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 129,275 11,736,877
Linde PLC ............................. 3,619 1,801,140
Lockheed Martin Corp. ..................... 18,734 9,937,450
Loews Corp. ............................ 112,736 11,673,813
Marsh & McLennan Companies, Inc. ............ 100,431 16,065,947
Marvell Technology, Inc. .................... 9,531 1,953,855
Mastercard, Inc. , Class A .................... 11,299 5,581,480
McDonald's Corp. ........................ 106,206 29,652,715
McKesson Corp. ......................... 34,821 25,852,503
MercadoLibre, Inc.
(a)
....................... 2,457 4,166,212
Merck & Co., Inc. ......................... 136,965 16,260,485
Micron Technology, Inc. ..................... 2,349 2,280,879
Microsoft Corp. .......................... 87,967 39,606,262
Mondelez International, Inc. , Class A ............ 316,000 19,329,720
Monster Beverage Corp.
(a)
................... 231,202 20,364,272
Motorola Solutions, Inc. .................... 94,129 37,960,343
Netflix, Inc.
(a)
............................ 24,708 2,125,382
Neurocrine Biosciences, Inc.
(a)
................ 37,632 5,957,146
Newmont Corp. .......................... 31,135 3,418,934
Northrop Grumman Corp. ................... 35,341 19,921,015
NVIDIA Corp. ........................... 112,612 23,776,898
O'Reilly Automotive, Inc.
(a)
................... 234,281 20,354,333
Palantir Technologies, Inc. , Class A
(a)
........... 85,406 13,369,455
Palo Alto Networks, Inc.
(a)
................... 41,103 11,578,304
PepsiCo, Inc. ........................... 202,588 29,211,164
PG&E Corp. ............................ 106,634 1,742,400
Philip Morris International, Inc. ................ 26,390 4,681,058
PPL Corp. ............................. 132,015 4,672,011
Procter & Gamble Co. (The) ................. 177,936 25,544,492
Progressive Corp. (The) .................... 74,443 14,173,947
PTC, Inc.
(a)
............................. 62,609 8,685,747
Qnity Electronics, Inc. ...................... 18,034 2,813,304
Quest Diagnostics, Inc. ..................... 29,252 5,701,215
Regeneron Pharmaceuticals, Inc. .............. 7,179 4,413,506
Republic Services, Inc. , Class A ............... 133,234 26,705,423
Rollins, Inc. ............................. 145,041 6,903,952
Roper Technologies, Inc. .................... 67,680 22,031,870
Royalty Pharma PLC , Class A ................ 47,855 2,668,395
RTX Corp. ............................. 26,745 4,805,007
Salesforce, Inc. .......................... 56,275 10,754,153
ServiceNow, Inc.
(a)
........................ 80,879 10,058,921
Security Shares Value
a
United States (continued)
Southern Co. (The) ....................... 384,885 $ 35,428,664
Sysco Corp. ............................ 33,737 2,557,602
TE Connectivity PLC ...................... 27,086 5,780,423
Teledyne Technologies, Inc.
(a)
................. 30,776 19,075,888
Texas Instruments, Inc. ..................... 8,350 2,552,428
TJX Companies, Inc. (The) .................. 160,775 24,879,931
T-Mobile U.S., Inc. ........................ 137,487 25,782,937
Travelers Companies, Inc. (The) ............... 37,705 11,005,712
Twilio, Inc. , Class A
(a)
...................... 20,172 3,845,590
Tyler Technologies, Inc.
(a)
................... 28,734 8,998,052
Tyson Foods, Inc. , Class A .................. 173,071 10,560,792
Uber Technologies, Inc.
(a)
................... 38,729 2,726,522
United Therapeutics Corp.
(a)
.................. 20,304 11,305,673
UnitedHealth Group, Inc. .................... 12,495 4,751,973
Ventas, Inc. ............................ 32,455 2,739,851
VeriSign, Inc. ........................... 54,457 15,540,939
Verizon Communications, Inc. ................ 575,299 27,505,045
Vertex Pharmaceuticals, Inc.
(a)
................ 35,814 16,028,198
Visa, Inc. , Class A ........................ 55,743 18,192,286
W R Berkley Corp. ........................ 143,038 9,088,635
Walmart, Inc. ............................ 172,279 19,941,294
Waste Connections, Inc. .................... 67,821 10,106,685
Waste Management, Inc. .................... 151,303 31,994,532
WEC Energy Group, Inc. .................... 215,890 23,974,585
Welltower, Inc. ........................... 53,385 10,961,542
Williams Companies, Inc. (The) ............... 39,671 2,832,113
Willis Towers Watson PLC ................... 22,619 5,647,286
Workday, Inc. , Class A
(a)
.................... 54,773 8,007,265
Xcel Energy, Inc. ......................... 50,450 4,010,775
Yum! Brands, Inc. ........................ 103,237 15,273,914
Zoom Communications, Inc. , Class A
(a)
.......... 99,792 10,137,869
1,911,775,900
a
Total Common Stocks — 99.0%
(Cost: $ 2,673,209,020 ) ............................... 3,249,141,228
a
Preferred Stocks
South Korea  —  0 .5%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 117,823 15,763,953
a
Total Preferred Stocks — 0.5%
(Cost: $ 4,854,500 ) .................................. 15,763,953
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 92,622 926
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 926
a
Total Long-Term Investments — 99.5%
(Cost: $ 2,678,063,520 ) ............................... 3,264,906,107

iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 18,991,527 $ 18,997,224
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 8,082,231 8,082,231
a
Total Short-Term Securities — 0.8%
(Cost: $ 27,077,556 ) ................................. 27,079,455
Total Investments —  100.3%
(Cost: $ 2,705,141,076 ) ............................... 3,291,985,562
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (9,661,375)
Net Assets — 100.0% ................................. $ 3,282,324,187
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,924,831  $ 9,073,663
(a)
$ —  $ (1,750) $ 480  $ 18,997,224  18,991,527  $ 136,001
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 5,340,000  2,742,231
(a)
—  —  —  8,082,231  8,082,231  182,959  —
$ —  $ (1,750) $ 480
$ 27,079,455
$ 318,960  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 22 06/18/26 $ 8,355 $ 809,177
MSCI EAFE Index ..................................................................... 27 06/19/26 4,200 180,879
MSCI Emerging Markets Index ............................................................. 32 06/19/26 2,798 309,489
2-Year U.S. Treasury Note ................................................................ 10 09/30/26 2,066 4,156
$ 1,303,701

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Min Vol Factor ETF

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,120,506,811 $ 1,128,634,402 $ 15 $ 3,249,141,228
Preferred Stocks ......................................... — 15,763,953 — 15,763,953
Rights ................................................ — 926 — 926
Short-Term Securities
Money Market Funds ...................................... 27,079,455 — — 27,079,455
$ 2,147,586,266 $ 1,144,399,281 $ 15 $ 3,291,985,562
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,299,545 $ — $ — $ 1,299,545
Interest Rate Contracts ...................................... 4,156 — — 4,156
$ 1,303,701 $ — $ — $ 1,303,701
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)